MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 107.5%	Shares	Value
Airport Services - 12.6%
Aena SME SA (a)	3,898	$868,567
Corp. America Airports SA (b)(e)	56,712	1,037,830
Flughafen Zurich AG	1,065	261,370
Grupo Aeroportuario del Centro Norte SAB de CV – ADR (e)	18,273	1,411,224
		3,578,991

Alternative Carriers - 6.8%
U-Next Holdings Co. Ltd.	165,156	1,958,371

Apparel Retail - 0.5%
Adastria Co. Ltd.	6,795	130,948

Apparel, Accessories & Luxury Goods - 4.3%
JNBY Design Ltd.	239,114	449,508
LVMH Moet Hennessy Louis Vuitton SE	1,061	764,831
		1,214,339

Asset Management & Custody Banks - 1.1%
Fairfax India Holdings Corp. (a)(b)	16,696	300,528

Automotive Parts & Equipment - 0.5%
Shoei Co. Ltd.	10,901	132,520

Building Products - 0.5%
Nichias Corp.	4,625	137,796

Casinos & Gaming - 1.8%
DraftKings, Inc. - Class A (b)(e)	5,415	237,502
NagaCorp Ltd. (b)	692,304	278,629
		516,131

Commercial & Residential Mortgage Finance - 4.2%
Federal Agricultural Mortgage Corp. - Class C(e)	5,679	1,187,309

Commodity Chemicals - 0.5%
PILLAR Corp.	5,721	133,016

Construction & Engineering - 0.5%
Shinnihon Corp.	13,289	132,329

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 107.5% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 3.1%
Takeuchi Manufacturing Co. Ltd.	25,317	$862,764

Construction Materials - 1.5%
Shinagawa Refractories Co. Ltd.	12,163	141,236
SigmaRoc PLC (b)	280,429	281,847
		423,083

Consumer Staples Merchandise Retail - 1.7%
Wal-Mart de Mexico SAB de CV	183,068	487,107

Diversified Real Estate Activities - 5.5%
Five Point Holdings LLC - Class A (b)(e)	47,412	265,981
Starts Corp., Inc.	5,385	145,415
Sumitomo Realty & Development Co. Ltd.	25,422	879,177
Tokyo Tatemono Co. Ltd.	17,747	281,705
		1,572,278

Electronic Equipment & Instruments - 0.9%
Jeol Ltd.	7,812	254,233

Homebuilding - 7.0%
Century Communities, Inc. (e)	7,466	518,364
Open House Group Co. Ltd.	33,863	1,234,980
Sumitomo Forestry Co. Ltd.	8,127	246,021
		1,999,365

Industrial Conglomerates - 10.8%
Hikari Tsushin, Inc.	12,183	3,068,916

Integrated Oil & Gas - 3.8%
Ecopetrol SA – ADR (e)	110,130	1,088,084

Interactive Home Entertainment - 1.0%
Take-Two Interactive Software, Inc. (b)(e)	1,351	286,385

Interactive Media & Services - 0.5%
ZIGExN Co. Ltd.	45,832	128,482

Investment Banking & Brokerage - 0.5%
Traders Holdings Co. Ltd.	21,520	129,376

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 107.5% (CONTINUED)	Shares	Value
Leisure Facilities - 0.5%
Tokyotokeiba Co. Ltd.	4,787	$140,556

Leisure Products - 3.9%
Dream International Ltd.	736,838	543,837
Games Workshop Group PLC	3,093	556,365
		1,100,202

Oil & Gas Exploration & Production - 1.4%
Geopark Ltd. (e)	47,582	385,414

Oil & Gas Storage & Transportation - 7.3%
Energy Transfer LP (e)	106,921	2,062,506

Other Specialty Retail - 1.0%
Asahi Co. Ltd.	14,634	139,987
Japan Eyewear Holdings Co. Ltd.	9,321	136,532
		276,519

Packaged Foods & Meats - 1.0%
Nippn Corp.	10,024	142,301
Starzen Co. Ltd.	7,268	133,208
		275,509

Property & Casualty Insurance - 1.0%
American Coastal Insurance Corp.(e)	23,686	287,548

Rail Transportation - 4.5%
Central Japan Railway Co.	29,303	576,677
Hankyu Hanshin Holdings, Inc.	5,865	153,039
Jungfraubahn Holding AG	2,635	542,788
		1,272,504

Real Estate Operating Companies - 0.5%
Hulic Co. Ltd.	15,615	145,430

Regional Banks - 6.7%
Axos Financial, Inc. (b)(e)	19,750	1,319,301
Bank OZK(e)	5,448	261,558
Parke Bancorp, Inc. (e)	14,271	284,992
		1,865,851

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 107.5% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.5%
SCREEN Holdings Co. Ltd.	2,146	$152,110

Steel - 0.5%
Yamato Kogyo Co. Ltd.	2,655	138,575

Technology Hardware, Storage & Peripherals - 0.5%
MCJ Co. Ltd.	16,319	146,566

Trading Companies & Distributors - 8.6%
Daiichi Jitsugyo Co. Ltd.	4,359	69,467
Distribution Solutions Group, Inc. (b)(e)	9,402	277,171
Hanwa Co. Ltd.	17,096	559,324
Mitsui & Co. Ltd.	30,366	563,809
Sumitomo Corp.	38,501	857,822
Totech Corp.	8,323	133,137
		2,460,730
TOTAL COMMON STOCKS (Cost $30,323,589)		30,432,371

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Other Specialized REITs - 1.0%
Lamar Advertising Co. - Class A (e)	2,173	269,952
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $272,252)		269,952

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 4.29% (d)	1,193	1,193
TOTAL SHORT-TERM INVESTMENTS (Cost $1,193)		1,193

TOTAL INVESTMENTS - 108.5% (Cost $30,597,034)		$30,703,516
Liabilities in Excess of Other Assets - (8.5%)		(2,438,314)
TOTAL NET ASSETS - 100.0%		$28,265,202

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $1,169,095 or 4.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(e)	Includes assets pledged as collateral for securities sold short and forward currency contracts. At February 28, 2025, the value of these assets total $11,181,120.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - (49.1%)	Shares	Value
Direxion Daily Small Cap Bull 3X Shares	(31,046)	$(1,153,048)
Global X Russell 2000 Covered Call ETF	(558,807)	(8,968,853)
ProShares UltraPro Short QQQ	(59,500)	(1,868,300)
YieldMax Universe Fund of Option Income ETF	(126,583)	(1,888,618)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,497,707)		(13,878,819)

COMMON STOCKS - (11.2%)
Apparel Retail - (0.7%)
Foot Locker, Inc.	(12,037)	(208,481)

Asset Management & Custody Banks - (4.6%)
BlackRock TCP Capital Corp.	(75,487)	(637,110)
Runway Growth Finance Corp.	(58,338)	(671,179)
		(1,308,289)

Cable & Satellite - (2.0%)
Charter Communications, Inc. - Class A	(1,566)	(569,351)

Casinos & Gaming - (0.8%)
Caesars Entertainment, Inc.	(7,205)	(239,350)

Hotels, Resorts & Cruise Lines - (2.0%)
Booking Holdings, Inc.	(110)	(551,761)

Specialized Consumer Services - (1.1%)
Mister Car Wash, Inc.	(36,200)	(307,338)
TOTAL COMMON STOCKS (Proceeds $3,230,259)		(3,184,570)

CLOSED-END FUNDS - (2.4%)
TriplePoint Venture Growth BDC Corp.	(84,975)	(687,448)
TOTAL CLOSED-END FUNDS (Proceeds $665,395)		(687,448)

TOTAL SECURITIES SOLD SHORT - (62.7%) (Proceeds $18,393,361)		$(17,750,837)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MILITIA LONG/SHORT EQUITY ETF
SCHEDULE OF FORWARD CURRENCY CONTRACTS
February 28, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	03/31/2025	JPY	15,635,509	USD	104,985	$(738)
U.S. Bancorp Investments, Inc.	03/31/2025	USD	7,255,503	JPY	1,080,569,346	50,954
Net Unrealized Appreciation (Depreciation)						$50,216

JPY - Japanese Yen
USD - United States Dollar

MILITIA LONG/SHORT EQUITY ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Militia Long/Short Equity ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$30,432,371	$—	$—	$30,432,371
Real Estate Investment Trusts	269,952	—	—	269,952
Money Market Funds	1,193	—	—	1,193
Total Investments	$30,703,516	$—	$—	$30,703,516

Other Financial Instruments:
Forwards*	—	50,954	—	50,954
Total Other Financial Instruments	$—	$50,954	$—	$50,954

Liabilities:
Exchange Traded Funds	$(13,878,819)	$—	$—	$(13,878,819)
Common Stocks	(3,184,570)	—	—	(3,184,570)
Closed-End Funds	(687,448)	—	—	(687,448)
Total Investments	$(17,750,837)	$—	$—	$(17,750,837)

Other Financial Instruments:
Forwards*	—	(738)	—	(738)
Total Other Financial Instruments	$—	$(738)	$—	$(738)
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of February 28, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.